SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Significant Accounting Policies [Line Items]
Loans Receivable Percentage	100.00%	100.00%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net Of Tax	$ (9)	$ 16	$ 0
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 0	$ 0
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Accounts Receivable Percentage	54.00%	62.00%	81.00%
Loans Receivable Percentage	54.10%	62.20%
Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Other Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Other Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years